RELATED PARTY TRANSACTIONS (Details) (USD $)	3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			0 Months Ended	1 Months Ended	3 Months Ended			9 Months Ended		15 Months Ended	48 Months Ended	1 Months Ended	3 Months Ended		9 Months Ended				3 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended		3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended					3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			3 Months Ended		9 Months Ended			9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Sep. 30, 2012 Seatankers Management Co. Ltd [Member]	Sep. 30, 2011 Seatankers Management Co. Ltd [Member]	Sep. 30, 2012 Seatankers Management Co. Ltd [Member]	Sep. 30, 2011 Seatankers Management Co. Ltd [Member]	Dec. 31, 2011 Seatankers Management Co. Ltd [Member]	Jul. 22, 2012 Ship Finance International Limited [Member]	Dec. 31, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Jun. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Sep. 30, 2012 Ship Finance International Limited [Member]	Sep. 30, 2011 Ship Finance International Limited [Member]	Dec. 31, 2013 Ship Finance International Limited [Member]	Dec. 31, 2015 Ship Finance International Limited [Member]	May 31, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Frontline 2012 Ltd [Member]	Sep. 30, 2011 Frontline 2012 Ltd [Member]	Apr. 30, 2012 Frontline 2012 Ltd [Member]	Dec. 31, 2011 Frontline 2012 Ltd [Member]	Sep. 30, 2012 Golar LNG Limited [Member]	Sep. 30, 2011 Golar LNG Limited [Member]	Sep. 30, 2012 Golar LNG Limited [Member]	Sep. 30, 2011 Golar LNG Limited [Member]	Dec. 31, 2011 Golar LNG Limited [Member]	Sep. 30, 2012 Northern Offshore Ltd [Member]	Dec. 31, 2011 Northern Offshore Ltd [Member]	Sep. 30, 2012 Golar LNG Energy Limited [Member]	Sep. 30, 2011 Golar LNG Energy Limited [Member]	Sep. 30, 2012 Golar LNG Energy Limited [Member]	Sep. 30, 2011 Golar LNG Energy Limited [Member]	Sep. 30, 2012 Golden Ocean Group Limited [Member]	Sep. 30, 2011 Golden Ocean Group Limited [Member]	Sep. 30, 2012 Golden Ocean Group Limited [Member]	Sep. 30, 2011 Golden Ocean Group Limited [Member]	Dec. 31, 2011 Golden Ocean Group Limited [Member]	Sep. 30, 2012 Bryggegata AS [Member]	Sep. 30, 2011 Bryggegata AS [Member]	Sep. 30, 2012 Bryggegata AS [Member]	Sep. 30, 2011 Bryggegata AS [Member]	Sep. 30, 2012 Arcadia Petroleum Limited [Member]	Sep. 30, 2011 Arcadia Petroleum Limited [Member]	Sep. 30, 2012 Arcadia Petroleum Limited [Member]	Sep. 30, 2011 Arcadia Petroleum Limited [Member]	Dec. 31, 2011 Arcadia Petroleum Limited [Member]	Sep. 30, 2012 Seadrill Limited [Member]	Sep. 30, 2011 Seadrill Limited [Member]	Sep. 30, 2012 Seadrill Limited [Member]	Sep. 30, 2011 Seadrill Limited [Member]	Dec. 31, 2011 Seadrill Limited [Member]	Sep. 30, 2012 North Atlantic Drilling Limited [Member]	Dec. 31, 2011 North Atlantic Drilling Limited [Member]	Sep. 30, 2012 Archer Limited [Member]	Sep. 30, 2011 Archer Limited [Member]	Sep. 30, 2012 Archer Limited [Member]	Sep. 30, 2011 Archer Limited [Member]	Dec. 31, 2011 Archer Limited [Member]	Sep. 30, 2012 Deep Sea Supply Plc [Member]	Sep. 30, 2011 Deep Sea Supply Plc [Member]	Sep. 30, 2012 Deep Sea Supply Plc [Member]	Sep. 30, 2011 Deep Sea Supply Plc [Member]	Dec. 31, 2011 Deep Sea Supply Plc [Member]	Sep. 30, 2012 Aktiv Kapital ASA [Member]	Sep. 30, 2011 Aktiv Kapital ASA [Member]	Sep. 30, 2012 Aktiv Kapital ASA [Member]	Sep. 30, 2011 Aktiv Kapital ASA [Member]	Dec. 31, 2011 Aktiv Kapital ASA [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Sep. 30, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 Orion Tankers Ltd [Member]	Sep. 30, 2011 Orion Tankers Ltd [Member]	Dec. 31, 2011 Orion Tankers Ltd [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas I) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (Bahamas II) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2011 CalPetro Tankers (IOM) Limited [Member]	Dec. 31, 2011 CalPetro Tankers (IOM) Limited [Member]	Sep. 30, 2012 Titan Orion (ex-Front Duke) [Member] Ship Finance International Limited [Member]
Related Party Transaction [Line Items]
Charter hire paid (principal and interest)													$ 40,910,000		$ 60,399,000	$ 129,164,000	$ 189,377,000
Lease termination fees income (expense)													0		0	2,502,000	(8,976,000)
Profit share (income) expense	0	(1,581,000)	0	829,000									0		(1,581,000)	0	829,000
Contingent rental expense	9,904,000	0	42,631,000	0									10,162,000		0	40,079,000	0
Remaining lease obligation	970,665,000		970,665,000										892,758,000		1,193,452,000	892,758,000	1,193,452,000
Net amounts earned (incurred) from related parties excluding Ship Finance lease related balances						206,000	242,000	595,000	732,000				1,029,000		1,188,000	2,967,000	3,528,000				(824,000)	0	(4,770,000)	0			471,000	191,000	1,140,000	479,000				0	26,000	96,000	86,000	1,294,000	1,362,000	4,258,000	4,121,000		(361,000)	(383,000)	(1,090,000)	(1,138,000)	105,000	8,763,000	1,917,000	31,537,000		334,000	140,000	1,402,000	508,000				220,000	70,000	262,000	265,000		33,000	24,000	65,000	98,000		29,000	2,000	54,000	69,000		68,000	0	252,000	0		13,000	27,000	38,000	51,000		13,000	27,000	38,000	51,000		13,000	27,000	38,000	51,000
Receivables with related parties	8,237,000		8,237,000		15,805,000	127,000		127,000		168,000		1,138,000	1,489,000			1,489,000					1,976,000		1,976,000			10,469,000	824,000		824,000		610,000	13,000	13,000					1,217,000		1,217,000		1,272,000					105,000		105,000		356,000	1,576,000		1,576,000		841,000	11,000	0	729,000		729,000		632,000	29,000		29,000		68,000	29,000		29,000		67,000	16,000		16,000		0	32,000		32,000		57,000	32,000		32,000		57,000	32,000		32,000		57,000
Payables with related parties	43,870,000		43,870,000		10,775,000	367,000		367,000		550,000		9,209,000	40,327,000			40,327,000					1,927,000		1,927,000			0	124,000		124,000		106,000							1,125,000		1,125,000		910,000
Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of daily base charterhire paid												20.00%				20.00%
Adjusted Percentage of charter revenues earned the Company agrees to pay as profit sharing expense in excess of original threshold rate																			25.00%
Number of vessels chartered in from affiliate on a floating rate time charters																							2
Number of vessels with early termination of bareboat charters and subsequent sale															3		3
Net (loss) gain on lease terminations	(500,000)	0	10,119,000	(12,548,000)																																																																																										10,600,000
Total paid for shares acquired in private placement			13,548,000	0																13,300,000
Shares acquired in private placement																				3,546,000
Number of new ordinary shares issued in transaction (in shares)																				56,000,000
Subscription price of ordinary shares issued (in dollars per share)																				$ 3.75
Percentage of share capital obtained in Frontline 2012 (in hundredths)																				7.90%					8.80%
Payments for early termination of charter											400,000							3,700,000
Impairment loss on vessels														$ 4,900,000